Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	At December 31,
(in thousands of $)	2022	2021	2020
Raw materials and consumables	$126,046	$70,134	$18,608
Inventories in process	65,016	37,705	6,587
Finished goods	37,291	1,237	—
Total inventories	$228,353	$109,076	$25,195